Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Other Assets [Abstract]
Employees loans	[1]	R$ 5,519	R$ 6,356
Sundry advances		152	192
Advances to projects in progress	[2]	12,771	9,774
Other prepayments		319	155
Related parties' receivables	[3]	4	253
Guarantee deposits	[4]	494	523
Receivables from employees	[5]	18,820	0
Sublease receivables		224	0
Others		233	293
Other assets		38,536	17,546
Current		19,109	16,481
Non-current		R$ 19,427	R$ 1,065

[1]	Refers to amounts receivable from employees.
[2]	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
[3]	Refers to an intercompany transaction. See Note 21 (b) for more details.
[4]	Refers to the security deposit of a lease.
[5]	Refers to an intercompany transaction. See Note 21 (d) for more details.